Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2020
Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the Fundo dam rupture and to the de-characterization of Germano dam

	2020	2019
Balance at January 1,	1,700	1,121
Provision increase	566	640
Payments	(169)	(149)
Present value valuation	40	79
Translation adjustment	(468)	19
Balance at June 30,	1,669	1,710

	June 30, 2020	December 31, 2019
Current liabilities	709	516
Non-current liabilities	960	1,184
Liabilities	1,669	1,700